BUSINESS COMBINATIONS - Narrative (Details) $ / shares in Units, $ in Thousands		1 Months Ended	5 Months Ended		7 Months Ended	12 Months Ended
	Jul. 28, 2022 USD ($) director $ / shares shares	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Jul. 27, 2022 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)
Business Acquisition [Line Items]
Pre-tax losses			$ 126,360	$ 126,360	$ 20,944	$ 48,538	$ 112,943
Loss on impairment of goodwill			68,715		0	5,031	0
Net revenue			92,373	92,373	73,760	273,868	218,138
Related party liability						19,560	23,698
Cost of goods sold			60,657			82,124	76,561
Tretinoin distribution and supply agreement
Business Acquisition [Line Items]
Other income						$ 3,400
Obagi Vietnam Import Export Trading MTV Company Limited
Business Acquisition [Line Items]
Equity outstanding percentage		40.00%
Asset acquisition, inventory		$ 1,600
Related Party
Business Acquisition [Line Items]
Related party liability							$ 5,900
Obagi China Business | Related Party
Business Acquisition [Line Items]
Pre-tax losses					8,000
Class A Ordinary Shares
Business Acquisition [Line Items]
Common shares, par value (in dollars per share) | $ / shares						$ 0.0001	$ 0.0001
Stock conversion ratio (in shares) | shares	1
Class B Ordinary Shares
Business Acquisition [Line Items]
Common shares, par value (in dollars per share) | $ / shares						$ 0.0001	$ 0.0001
Waldencast plc | Class A Ordinary Shares | Obagi China Business | Related Party | Cedarwalk
Business Acquisition [Line Items]
Ownership interest in fully diluted Class A ordinary shares (percent)	24.50%
Obagi and Milk Business Combinations
Business Acquisition [Line Items]
Transaction costs				9,400				$ 66,100
Cost of goods sold								10,000
Obagi and Milk Business Combinations | Related Party
Business Acquisition [Line Items]
Related party liability from merger	$ 22,100
Net revenue				12,200		$ 2,300	$ 4,100
Obagi Merger
Business Acquisition [Line Items]
Common shares, par value (in dollars per share) | $ / shares	$ 0.50
Shares exchanged	$ 345,400
Number of nominated directors | director	1
Obagi Merger | Class A Ordinary Shares
Business Acquisition [Line Items]
Shares exchanged (in shares) | shares	28,237,506
Milk Transaction
Business Acquisition [Line Items]
Shares exchanged	$ 121,600
Number of nominated directors | director	0
Milk Transaction | Class B Ordinary Shares
Business Acquisition [Line Items]
Shares exchanged (in shares) | shares	21,104,225
Obagi
Business Acquisition [Line Items]
Loss on impairment of goodwill				$ 68,700		5,000		$ 68,700
Net revenue			$ 61,090		$ 73,760	$ 149,266	$ 117,651
Obagi | Obagi and Milk Business Combinations | Related Party
Business Acquisition [Line Items]
Related party liability from merger	$ 22,100